Fair Value Composition of Investment Portfolio by Major Security Type (Detail) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Fair Value Measurements [Line Items]
Portfolio	[1],[2]	$ 20,937.3	$ 19,018.0
Long-term Debt, Fair Value		2,887.8	2,527.5
Debt		2,707.9	2,164.7
Fixed maturities
Fair Value Measurements [Line Items]
Portfolio		15,332.2	13,549.2
Fixed maturities | Redeemable preferred stocks
Fair Value Measurements [Line Items]
Portfolio		234.3	279.2
Fixed maturities | Redeemable preferred stocks | Financials
Fair Value Measurements [Line Items]
Portfolio		92.0	97.9
Fixed maturities | Redeemable preferred stocks | Utilities
Fair Value Measurements [Line Items]
Portfolio		51.2	65.3
Fixed maturities | Redeemable preferred stocks | Industrials
Fair Value Measurements [Line Items]
Portfolio		91.1	116.0
Fixed maturities | Debt Securities
Fair Value Measurements [Line Items]
Portfolio		8,860.8	7,657.2
Fixed maturities | Debt Securities | U.S. government obligations
Fair Value Measurements [Line Items]
Portfolio		2,429.2	2,667.1
Fixed maturities | Debt Securities | State and local government obligations
Fair Value Measurements [Line Items]
Portfolio		2,721.4	2,139.2
Fixed maturities | Debt Securities | Foreign government obligations
Fair Value Measurements [Line Items]
Portfolio		18.6	14.2
Fixed maturities | Debt Securities | Corporate debt securities
Fair Value Measurements [Line Items]
Portfolio		3,691.6	2,836.7
Fixed maturities | Asset-backed Securities
Fair Value Measurements [Line Items]
Portfolio		6,237.1	5,612.8
Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Fair Value Measurements [Line Items]
Portfolio		1,726.7	1,658.5
Fixed maturities | Asset-backed Securities | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Fair Value Measurements [Line Items]
Portfolio		89.3	0.0
Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Fair Value Measurements [Line Items]
Portfolio		2,653.2	2,315.6
Fixed maturities | Asset-backed Securities | Other asset-backed securities
Fair Value Measurements [Line Items]
Portfolio		1,767.9	1,638.7
Equity securities | Nonredeemable preferred stocks
Fair Value Measurements [Line Items]
Portfolio		782.6	827.5
Equity securities | Nonredeemable preferred stocks | Financials
Fair Value Measurements [Line Items]
Portfolio		782.6	827.5
Equity securities | Common equities
Fair Value Measurements [Line Items]
Portfolio		2,650.5	2,492.3
Equity securities | Common equities | Common equities
Fair Value Measurements [Line Items]
Portfolio		2,650.2	2,491.9
Equity securities | Common equities | Other risk investments
Fair Value Measurements [Line Items]
Portfolio		0.3	0.4
Total Fixed Maturities and Equity Securities
Fair Value Measurements [Line Items]
Portfolio		18,765.3	16,869.0
Short-term investments
Fair Value Measurements [Line Items]
Portfolio		2,172.0	2,149.0
Carrying (Reported) Amount, Fair Value Disclosure
Fair Value Measurements [Line Items]
Portfolio		19,688.4	17,402.8
Debt		2,707.9	2,164.7
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities
Fair Value Measurements [Line Items]
Portfolio		15,347.9	13,374.2
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Redeemable preferred stocks
Fair Value Measurements [Line Items]
Portfolio		260.0	260.2
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Redeemable preferred stocks | Financials
Fair Value Measurements [Line Items]
Portfolio		76.8	77.3
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Redeemable preferred stocks | Utilities
Fair Value Measurements [Line Items]
Portfolio		65.1	65.0
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Redeemable preferred stocks | Industrials
Fair Value Measurements [Line Items]
Portfolio		118.1	117.9
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Debt Securities
Fair Value Measurements [Line Items]
Portfolio		8,834.8	7,564.9
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Debt Securities | U.S. government obligations
Fair Value Measurements [Line Items]
Portfolio		2,425.4	2,641.1
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Debt Securities | State and local government obligations
Fair Value Measurements [Line Items]
Portfolio		2,677.6	2,095.7
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Debt Securities | Foreign government obligations
Fair Value Measurements [Line Items]
Portfolio		18.6	14.2
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Debt Securities | Corporate debt securities
Fair Value Measurements [Line Items]
Portfolio		3,713.2	2,813.9
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Asset-backed Securities
Fair Value Measurements [Line Items]
Portfolio		6,253.1	5,549.1
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Fair Value Measurements [Line Items]
Portfolio		1,726.0	1,635.5
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Asset-backed Securities | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Fair Value Measurements [Line Items]
Portfolio		90.3	0.0
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Fair Value Measurements [Line Items]
Portfolio		2,665.7	2,278.7
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Asset-backed Securities | Other asset-backed securities
Fair Value Measurements [Line Items]
Portfolio		1,771.1	1,634.9
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Nonredeemable preferred stocks
Fair Value Measurements [Line Items]
Portfolio		674.2	590.4
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Nonredeemable preferred stocks | Financials
Fair Value Measurements [Line Items]
Portfolio		674.2	590.4
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Common equities
Fair Value Measurements [Line Items]
Portfolio		1,494.3	1,289.2
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Common equities | Common equities
Fair Value Measurements [Line Items]
Portfolio		1,494.0	1,288.8
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Common equities | Other risk investments
Fair Value Measurements [Line Items]
Portfolio		0.3	0.4
Carrying (Reported) Amount, Fair Value Disclosure | Total Fixed Maturities and Equity Securities
Fair Value Measurements [Line Items]
Portfolio		17,516.4	15,253.8
Carrying (Reported) Amount, Fair Value Disclosure | Short-term investments
Fair Value Measurements [Line Items]
Portfolio		2,172.0	2,149.0
Fair Value, Inputs, Level 1
Fair Value Measurements [Line Items]
Portfolio		7,309.2	7,314.3
Long-term Debt, Fair Value		0.0	0.0
Fair Value, Inputs, Level 1 | Fixed maturities
Fair Value Measurements [Line Items]
Portfolio		2,447.8	2,681.3
Fair Value, Inputs, Level 1 | Fixed maturities | Redeemable preferred stocks
Fair Value Measurements [Line Items]
Portfolio		0.0	0.0
Fair Value, Inputs, Level 1 | Fixed maturities | Redeemable preferred stocks | Financials
Fair Value Measurements [Line Items]
Portfolio		0.0	0.0
Fair Value, Inputs, Level 1 | Fixed maturities | Redeemable preferred stocks | Utilities
Fair Value Measurements [Line Items]
Portfolio		0.0	0.0
Fair Value, Inputs, Level 1 | Fixed maturities | Redeemable preferred stocks | Industrials
Fair Value Measurements [Line Items]
Portfolio		0.0	0.0
Fair Value, Inputs, Level 1 | Fixed maturities | Debt Securities
Fair Value Measurements [Line Items]
Portfolio		2,447.8	2,681.3
Fair Value, Inputs, Level 1 | Fixed maturities | Debt Securities | U.S. government obligations
Fair Value Measurements [Line Items]
Portfolio		2,429.2	2,667.1
Fair Value, Inputs, Level 1 | Fixed maturities | Debt Securities | State and local government obligations
Fair Value Measurements [Line Items]
Portfolio		0.0	0.0
Fair Value, Inputs, Level 1 | Fixed maturities | Debt Securities | Foreign government obligations
Fair Value Measurements [Line Items]
Portfolio		18.6	14.2
Fair Value, Inputs, Level 1 | Fixed maturities | Debt Securities | Corporate debt securities
Fair Value Measurements [Line Items]
Portfolio		0.0	0.0
Fair Value, Inputs, Level 1 | Fixed maturities | Asset-backed Securities
Fair Value Measurements [Line Items]
Portfolio		0.0	0.0
Fair Value, Inputs, Level 1 | Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Fair Value Measurements [Line Items]
Portfolio		0.0	0.0
Fair Value, Inputs, Level 1 | Fixed maturities | Asset-backed Securities | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Fair Value Measurements [Line Items]
Portfolio		0.0	0.0
Fair Value, Inputs, Level 1 | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Fair Value Measurements [Line Items]
Portfolio		0.0	0.0
Fair Value, Inputs, Level 1 | Fixed maturities | Asset-backed Securities | Other asset-backed securities
Fair Value Measurements [Line Items]
Portfolio		0.0	0.0
Fair Value, Inputs, Level 1 | Equity securities | Nonredeemable preferred stocks
Fair Value Measurements [Line Items]
Portfolio		154.9	204.1
Fair Value, Inputs, Level 1 | Equity securities | Nonredeemable preferred stocks | Financials
Fair Value Measurements [Line Items]
Portfolio		154.9	204.1
Fair Value, Inputs, Level 1 | Equity securities | Common equities
Fair Value Measurements [Line Items]
Portfolio		2,650.2	2,491.9
Fair Value, Inputs, Level 1 | Equity securities | Common equities | Common equities
Fair Value Measurements [Line Items]
Portfolio		2,650.2	2,491.9
Fair Value, Inputs, Level 1 | Equity securities | Common equities | Other risk investments
Fair Value Measurements [Line Items]
Portfolio		0.0	0.0
Fair Value, Inputs, Level 1 | Total Fixed Maturities and Equity Securities
Fair Value Measurements [Line Items]
Portfolio		5,252.9	5,377.3
Fair Value, Inputs, Level 1 | Short-term investments
Fair Value Measurements [Line Items]
Portfolio		2,056.3	1,937.0
Fair Value, Inputs, Level 2
Fair Value Measurements [Line Items]
Portfolio		13,617.9	11,622.4
Long-term Debt, Fair Value		2,722.9	2,527.5
Fair Value, Inputs, Level 2 | Fixed maturities
Fair Value Measurements [Line Items]
Portfolio		12,874.5	10,856.3
Fair Value, Inputs, Level 2 | Fixed maturities | Redeemable preferred stocks
Fair Value Measurements [Line Items]
Portfolio		234.3	279.2
Fair Value, Inputs, Level 2 | Fixed maturities | Redeemable preferred stocks | Financials
Fair Value Measurements [Line Items]
Portfolio		92.0	97.9
Fair Value, Inputs, Level 2 | Fixed maturities | Redeemable preferred stocks | Utilities
Fair Value Measurements [Line Items]
Portfolio		51.2	65.3
Fair Value, Inputs, Level 2 | Fixed maturities | Redeemable preferred stocks | Industrials
Fair Value Measurements [Line Items]
Portfolio		91.1	116.0
Fair Value, Inputs, Level 2 | Fixed maturities | Debt Securities
Fair Value Measurements [Line Items]
Portfolio		6,413.0	4,975.9
Fair Value, Inputs, Level 2 | Fixed maturities | Debt Securities | U.S. government obligations
Fair Value Measurements [Line Items]
Portfolio		0.0	0.0
Fair Value, Inputs, Level 2 | Fixed maturities | Debt Securities | State and local government obligations
Fair Value Measurements [Line Items]
Portfolio		2,721.4	2,139.2
Fair Value, Inputs, Level 2 | Fixed maturities | Debt Securities | Foreign government obligations
Fair Value Measurements [Line Items]
Portfolio		0.0	0.0
Fair Value, Inputs, Level 2 | Fixed maturities | Debt Securities | Corporate debt securities
Fair Value Measurements [Line Items]
Portfolio		3,691.6	2,836.7
Fair Value, Inputs, Level 2 | Fixed maturities | Asset-backed Securities
Fair Value Measurements [Line Items]
Portfolio		6,227.2	5,601.2
Fair Value, Inputs, Level 2 | Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Fair Value Measurements [Line Items]
Portfolio		1,726.7	1,658.5
Fair Value, Inputs, Level 2 | Fixed maturities | Asset-backed Securities | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Fair Value Measurements [Line Items]
Portfolio		89.3	0.0
Fair Value, Inputs, Level 2 | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Fair Value Measurements [Line Items]
Portfolio		2,643.3	2,304.0
Fair Value, Inputs, Level 2 | Fixed maturities | Asset-backed Securities | Other asset-backed securities
Fair Value Measurements [Line Items]
Portfolio		1,767.9	1,638.7
Fair Value, Inputs, Level 2 | Equity securities | Nonredeemable preferred stocks
Fair Value Measurements [Line Items]
Portfolio		627.7	554.1
Fair Value, Inputs, Level 2 | Equity securities | Nonredeemable preferred stocks | Financials
Fair Value Measurements [Line Items]
Portfolio		627.7	554.1
Fair Value, Inputs, Level 2 | Equity securities | Common equities
Fair Value Measurements [Line Items]
Portfolio		0.0	0.0
Fair Value, Inputs, Level 2 | Equity securities | Common equities | Common equities
Fair Value Measurements [Line Items]
Portfolio		0.0	0.0
Fair Value, Inputs, Level 2 | Equity securities | Common equities | Other risk investments
Fair Value Measurements [Line Items]
Portfolio		0.0	0.0
Fair Value, Inputs, Level 2 | Total Fixed Maturities and Equity Securities
Fair Value Measurements [Line Items]
Portfolio		13,502.2	11,410.4
Fair Value, Inputs, Level 2 | Short-term investments
Fair Value Measurements [Line Items]
Portfolio		115.7	212.0
Fair Value, Inputs, Level 3
Fair Value Measurements [Line Items]
Portfolio		10.2	81.3
Long-term Debt, Fair Value		164.9	0.0
Fair Value, Inputs, Level 3 | Fixed maturities
Fair Value Measurements [Line Items]
Portfolio		9.9	11.6
Fair Value, Inputs, Level 3 | Fixed maturities | Redeemable preferred stocks
Fair Value Measurements [Line Items]
Portfolio		0.0	0.0
Fair Value, Inputs, Level 3 | Fixed maturities | Redeemable preferred stocks | Financials
Fair Value Measurements [Line Items]
Portfolio		0.0	0.0
Fair Value, Inputs, Level 3 | Fixed maturities | Redeemable preferred stocks | Utilities
Fair Value Measurements [Line Items]
Portfolio		0.0	0.0
Fair Value, Inputs, Level 3 | Fixed maturities | Redeemable preferred stocks | Industrials
Fair Value Measurements [Line Items]
Portfolio		0.0	0.0
Fair Value, Inputs, Level 3 | Fixed maturities | Debt Securities
Fair Value Measurements [Line Items]
Portfolio		0.0	0.0
Fair Value, Inputs, Level 3 | Fixed maturities | Debt Securities | U.S. government obligations
Fair Value Measurements [Line Items]
Portfolio		0.0	0.0
Fair Value, Inputs, Level 3 | Fixed maturities | Debt Securities | State and local government obligations
Fair Value Measurements [Line Items]
Portfolio		0.0	0.0
Fair Value, Inputs, Level 3 | Fixed maturities | Debt Securities | Foreign government obligations
Fair Value Measurements [Line Items]
Portfolio		0.0	0.0
Fair Value, Inputs, Level 3 | Fixed maturities | Debt Securities | Corporate debt securities
Fair Value Measurements [Line Items]
Portfolio		0.0	0.0
Fair Value, Inputs, Level 3 | Fixed maturities | Asset-backed Securities
Fair Value Measurements [Line Items]
Portfolio		9.9	11.6
Fair Value, Inputs, Level 3 | Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Fair Value Measurements [Line Items]
Portfolio		0.0	0.0
Fair Value, Inputs, Level 3 | Fixed maturities | Asset-backed Securities | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Fair Value Measurements [Line Items]
Portfolio		0.0	0.0
Fair Value, Inputs, Level 3 | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Fair Value Measurements [Line Items]
Portfolio		9.9	11.6
Fair Value, Inputs, Level 3 | Fixed maturities | Asset-backed Securities | Other asset-backed securities
Fair Value Measurements [Line Items]
Portfolio		0.0	0.0
Fair Value, Inputs, Level 3 | Equity securities | Nonredeemable preferred stocks
Fair Value Measurements [Line Items]
Portfolio		0.0	69.3
Fair Value, Inputs, Level 3 | Equity securities | Nonredeemable preferred stocks | Financials
Fair Value Measurements [Line Items]
Portfolio		0.0	69.3
Fair Value, Inputs, Level 3 | Equity securities | Common equities
Fair Value Measurements [Line Items]
Portfolio		0.3	0.4
Fair Value, Inputs, Level 3 | Equity securities | Common equities | Common equities
Fair Value Measurements [Line Items]
Portfolio		0.0	0.0
Fair Value, Inputs, Level 3 | Equity securities | Common equities | Other risk investments
Fair Value Measurements [Line Items]
Portfolio		0.3	0.4
Fair Value, Inputs, Level 3 | Total Fixed Maturities and Equity Securities
Fair Value Measurements [Line Items]
Portfolio		10.2	81.3
Fair Value, Inputs, Level 3 | Short-term investments
Fair Value Measurements [Line Items]
Portfolio		$ 0.0	$ 0.0

[1]	Our portfolio reflects the effect of unsettled security transactions and collateral on open derivative positions; at December 31, 2015, $23.1 million was included in "other assets," compared to $31.3 million in "other liabilities" at December 31, 2014.
[2]	The total fair value of the portfolio included $1.3 billion and $1.9 billion at December 31, 2015 and 2014, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.